EXCHANGEABLE NOTES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Notes maturity					April 1, 2045
Accrue interest					4.00%
Conversion rate per ADS					$ 47
Principal amount		$ 1,042,000	$ 1,042,000		1,000
Exchange rate price per ADS	$ 80				22
Financial income		1,388,000	2,390,000	$ 2,270,000
Nominal value	151,000	99,900			$ 115,000
Financial expense		5,080,000	5,405,000	5,439,000
Purchase of exchangeable notes		12,042,000
Accrued interest on notes	205,000
Gain on purchase	$ 463,000
Derivatives balance		245,000
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Financial expense		$ 689,000	$ 723,000